Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Income Taxes And Tax Related [Line Items]
Valuation allowance					$ 288.1	$ 211.1
Federal statutory rate			35.00%		35.00%	35.00%	35.00%
Income tax provision (benefit)	2.1	3.3	7.0	5.6	18.9	6.1	(3.9)
Current federal income taxes					5.2	1.5
Current U.S. federal tax on earnings			5.7	2.4	10.9	2.0	(5.2)
Current change in the federal uncertain tax position reserve					2.7
Current state and local income tax provision (benefit)			1.7	1.1	3.8	4.2	3.1
Excess of deferred tax expense from goodwill amortization					4.2	0.1
True-up of interest accrual							0.3
Deferred income tax provision (benefit)			1.6	2.1	4.2	(0.1)	(1.8)
Unrecognized tax benefits at November 30, 2012					4.2
Accrued interest and penalties related to uncertain tax positions					0.3
Reduction in unrecognized tax benefits and related interest					1.3
Foreign tax credit carryforward					0.5
Private Letter Ruling [Member]
Income Taxes And Tax Related [Line Items]
Income tax provision (benefit)							6.3
Current state and local income tax provision (benefit)							3.1
Federal alternative minimum tax expense							1.1
Private Letter Ruling [Member] | 2010 [Member]
Income Taxes And Tax Related [Line Items]
Deferred income tax provision (benefit)							0.1
Private Letter Ruling [Member] | Prior years [Member]
Income Taxes And Tax Related [Line Items]
Deferred income tax provision (benefit)							1.9
U.S. federal [Member]
Income Taxes And Tax Related [Line Items]
Capital loss carryforwards					7.2
State [Member]
Income Taxes And Tax Related [Line Items]
Net operating loss carryforwards					5.4
Capital loss carryforwards					1.4
Equity based compensation [Member]
Income Taxes And Tax Related [Line Items]
Current U.S. federal tax on earnings					$ 3.0	$ 0.2